Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 12:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted loss per Ordinary share:

	Year Ended December 31,
	2022	2021	2020

Numerator:
Allocation of net loss	$39,557	$42,601	$36,869
Preferred share preference	-	-	3,933
Deemed dividend	-	-	2,114

Allocation of net loss attributable to Ordinary shareholders	$39,557	$42,601	$42,916

Denominator:
Weighted average Ordinary shares outstanding	19,426,692	18,721,528	9,582,405

Basic and diluted net loss per share	$2.04	$2.28	$4.48

The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2022	2021	2020
	Number of Ordinary shares

Ordinary share options	2,487,447	1,995,749	1,583,210
Warrants	413,263	218,521	867,040

	2,900,710	2,214,270	2,450,250